UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-21133

Clarion Investment Trust

(Exact name of registrant as specified in charter)

230 Park Avenue, New York, NY 10169

(Address of principal executive offices)        (Zip code)

Daniel Heflin

Clarion Investment Trust

230 Park Avenue

New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

  Attached hereto.

CLARION TOTAL RETURN

PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

			Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (79.22%)
Bear Stearns Commercial Mortgage Securities	5.712% due 06/11/2040		$3,000,000	$2,150,913	(d),(f)
LB UBS Commercial Mortgage Trust	6.462% due 03/15/2031		2,000,000	1,966,802	(d)
Morgan Stanley Capital I	5.447% due 02/12/2044		3,000,000	1,886,319	(d),(f)
Banc of America Commercial Mortgage, Inc.	5.451% due 01/15/2049		2,500,000	1,708,368	(d)
LB UBS Commercial Mortgage Trust	5.532% due 03/15/2032		2,000,000	1,708,068	(d)
GE Capital Commercial Mortgage Corp.	6.554% due 12/10/2035		2,000,000	1,673,498	(d),(f)
Banc of America Commercial Mortgage, Inc.	5.154% due 07/10/2045		2,000,000	1,566,926	(d),(f)
Banc of America Commercial Mortgage, Inc.	6.349% due 06/11/2035		1,450,000	1,254,196	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.280% due 01/12/2043		1,500,000	1,238,001	(d),(f)
Wachovia Bank Commercial Mortgage Trust	1.533% due 10/15/2017	(a)	2,000,000	860,000	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.605% due 02/15/2051		42,177,287	771,760	(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.395% due 01/15/2049		2,250,000	607,016	(d),(f)
Banc of America Commercial Mortgage, Inc.	0.440% due 02/10/2051	(a)	36,016,118	524,251	(d),(e),(f)
BXG Receivables Note Trust	4.445% due 07/01/2019	(a)	655,455	496,917	(d)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035	(a)	4,479,000	447,900	(d),(f)
GE Capital Commercial Mortgage Corp.	5.334% due 11/10/2045		2,000,000	378,800	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.062% due 02/15/2051		2,382,000	361,111	(d),(f)
GS Mortgage Securities Corp. II	5.580% due 12/20/2049	(a)	2,000,000	330,600	(d),(f),(g)
LB UBS Commercial Mortgage Trust	4.647% due 12/15/2036		1,000,000	323,000	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.037% due 01/15/2042	(a)	2,074,000	315,870	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.382% due 10/15/2035	(a)	3,500,000	281,925	(f)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035	(a)	3,020,000	260,626	(d)
CS First Boston Mortgage Securities Corp.	5.226% due 12/15/2036	(a)	3,000,000	210,000	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.232% due 07/15/2041	(a)	2,000,000	209,200	(d),(f)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040	(a)	4,500,000	202,500	(d),(f)
LB UBS Commercial Mortgage Trust	5.098% due 07/15/2037	(a)	3,618,000	198,990	(d),(f)
Bear Stearns Commercial Mortgage Securities	5.151% due 10/12/2042		1,000,000	182,900	(d),(f)
GS Mortgage Securities Corp. II	4.845% due 10/10/2028	(a)	2,000,000	169,600	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.581% due 05/15/2045	(a)	2,000,000	167,400	(d),(f)
GE Capital Commercial Mortgage Corp.	5.792% due 12/10/2049	(a)	3,000,000	156,300	(d),(f)
LB UBS Commercial Mortgage Trust	5.250% due 04/15/2037	(a)	1,120,000	147,056	(d),(f)
Credit Suisse Mortgage Capital Certificates	5.192% due 01/15/2049	(a)	4,000,000	124,800	(d)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038	(a)	2,500,000	100,000	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.777% due 04/15/2047	(a)	2,000,000	92,400	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.462% due 06/12/2041	(a)	2,000,000	90,000	(d),(f)
CS First Boston Mortgage Securities Corp.	5.618% due 07/15/2036	(a)	2,000,000	89,800	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.295% due 01/12/2039	(a)	1,000,000	79,500	(d),(f)
Wachovia Bank Commercial Mortgage Trust	5.288% due 04/15/2042	(a)	1,000,000	79,400	(d),(f)
GE Capital Commercial Mortgage Corp.	5.198% due 06/10/2048	(a)	1,000,000	65,000	(d),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.619% due 07/15/2041	(a)	500,000	39,350	(d),(f)
Ansonia CDO Ltd.	1.035% due 10/25/2056	(a)	2,500,000	33,500	(c),(d),(f),(g)
Ansonia CDO Ltd.	7.149% due 07/28/2046	(a)	1,000,000	23,800	(c),(d),(g)
Total Commercial Mortgage-Backed Securities
(Cost $81,259,744)				23,574,363

CORPORATE BONDS (10.86%)
Prologis Trust	7.810% due 02/01/2015		1,500,000	825,000	(d)
Duke Realty LP	5.625% due 08/15/2011		914,000	758,620	(d)
AMB Property LP	5.900% due 08/15/2013		1,000,000	650,000	(d)
Federal Realty Investment Trust	5.400% due 12/01/2013		750,000	570,000	(d)
AMB Property LP	8.000% due 11/01/2010		500,000	427,500	(d)
Total Corporate Bonds
(Cost $4,811,814)				3,231,120

CLARION TOTAL RETURN

PORTFOLIO OF INVESTMENTS

January 31, 2009 (Unaudited)

		Principal Amount	Value
UNITED STATES GOVERNMENT OBLIGATION (8.39%)
US Treasury Note	0.875% due 12/31/2010	2,500,000	2,498,438
Total United States Government Obligation
(Cost $2,503,125)			2,498,438

TOTAL SECURITIES (98.47%)
(Cost $88,574,683) (b)			29,303,921
OTHER ASSETS, NET OF LIABILITIES (1.53%)			454,031
NET ASSETS (100.00%)			$29,757,952

(a)	144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at January 31, 2009 was $5,796,685 or 19.48% of net assets.
(b)	The cost for federal income tax purposes was $88,574,683. At January 31, 2009 net unrealized depreciation for all securities based on tax cost was $ 59,270,762. This consisted of aggregate net unrealized depreciation for all securities of $59,270,762.
(c)	Illiquid security. At January 31, 2009, illiquid securities in aggregate had a value of $57,300 which represented 0.2% of the Fund's net assets.
(d)	Fair valued security. At January 31, 2009, fair valued securities represented 86.54% of the Fund's net assets.
(e)	Interest only security. At January 31, 2009 interest-only securities in aggregate had a value of $1,296,011 which represented 4.4% of the Fund's net assets.
(f)	Variable rate security.
(g)	CDO security. At January 31, 2009 collateralized debt obligations in aggregate had a value of $387,900 which represent 1.3% of the Fund’s net assets.

Clarion Total Return Fund (unaudited)

January 31, 2009

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the primary market for the investment/liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments

Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s Investments carried at fair value:

Investments
Valuation inputs	in Securities
Level 1 – Quoted Prices	$2,498,438
Level 2 – Other Significant Observable Inputs	20,485,989
Level 3 – Significant Unobservable Inputs	6,319,494
Total	$29,303,921

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 10/31/08	$22,915,308
Realized gain (loss)	(753,856)
Change in unrealized appreciation (depreciation)	(9,051,573)
Net amortization/accretion	(123,495)
Net purchases (sales)	(2,860,822)
Transfers in and/or out of Level 3	(3,806,068)
Balance as of 1/31/09	$6,319,494

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining values of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of certain CMBS securities are determined through the use of a pricing tool that uses as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing tool incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Observable market data that is available provides the basis for certain points in the pricing tool while interpolation methods are used to determine price points for ratings and vintages for which observable market data is not available.

Item 2.	Controls and Procedures.

(a)	The President and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Investment Trust

By:	/S/ DANIEL HEFLIN
Daniel Heflin President and Chief Executive Officer

Date:    March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL HEFLIN
Daniel Heflin President and Chief Executive Officer

Date:    March 31, 2009

By:	/S/ JERRY CHANG
Jerry Chang Chief Financial Officer

Date:    March 31, 2009